Goodwill and Intangible Assets, net (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024
Successor [Member]
Goodwill		$ 8,737	$ 8,737
Goodwill impairment loss		$ 36,056	$ (0)
Predecessor [Member]
Goodwill impairment loss	$ (0)